Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - Interest Rate Risk - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	56.00%	56.00%
Variable rate borrowings	$ 52,290	$ 49,900
Hercules Capital, Inc. | Non-Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings		$ 21,951
Percentage of loans	0.00%	25.00%
Hercules Capital, Inc. | Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	56.00%	31.00%
Variable rate borrowings	$ 52,290	$ 27,949